Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Details) - Parent Company [Member]	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ (4,967,529)	$ (688,567)	¥ (775,077)
Interest income, net	194,516	26,962	(56,424)
Loss on extinguishment of convertible notes	(7,174,958)	(1,001,586)
Changes in fair value of derivative liabilities	(1,031,558)	(144,000)
Changes in fair value of warrant liabilities	1,952,081	272,500	8,996,341
Share of (loss) profit of subsidiaries	(50,992,151)	(7,122,911)	5,086,913	(43,098,780)
Net (Loss) Income	(62,019,599)	(8,657,602)	13,251,753	(43,098,780)
Other comprehensive income (loss)
Foreign currency translation adjustments	(655,869)	(91,556)	(233,990)	5,118
Comprehensive (loss) income	¥ (62,675,468)	$ (8,749,158)	¥ 13,017,763	¥ (43,093,662)